Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	3 Months Ended
Mar. 31, 2019
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

16. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties.

(i)	Transactions with related parties:

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	1,731	1,866
Revenue from research and development services from:
Equity investees	2,582	127
Purchases from:
Equity investees	662	1,062
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	172	94
An equity investee	3,197	1,736
	3,369	1,830
Rendering of support services from:
An indirect subsidiary of CK Hutchison	227	233

(ii)	Balances with related parties included in:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	2,709	2,189
An equity investee (note (a))	73	—
	2,782	2,189
Accounts payable
An equity investee (note (a))	6,507	7,417
Amounts due from related parties
Equity investees (note (a))	889	893
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (b))	432	623
Other deferred income
An equity investee (note (c))	1,356	1,335

Notes:

(a)

Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.

(b)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(c)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Sales	5,740	6,034
Purchases	3,323	3,504
Interest expense	18	—

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts receivable—third parties	5,070	4,193
Accounts payable	4,960	4,143
Other payables, accruals and advance receipts
Dividend payable	1,282	1,282
Other non-current liabilities
Loan	579	579